Note 9 - Term Loans and Line of Credit Agreements - Summary of Term Loan and Line of Credit Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long-term debt, gross	$ 23,908
Debt issuance costs	(373)
Term Loan Agreement	23,535
Less current portion of long-term debt, gross	1,636	$ 1,057
Less current portion debt issuance costs	(42)	(42)
Current portion of long-term debt	1,594	1,015
Long-term debt, gross, net of current portion	22,272	21,943
Debt issuance costs, net of current portion	(331)	(373)
Long-term debt	21,941	21,570
Less current portion of long-term debt		1,015
Long-term debt, net of current portion		21,570
Term Loan Agreement [Member]
Long-term debt, gross	21,944
Debt issuance costs	(373)
Term Loan Agreement	21,571
New Term Loan Agreement [Member]
Long-term debt, gross		23,000
Debt issuance costs		(415)
Long-term debt		$ 22,585
Paycheck Protection Program CARES Act [Member]
Long-term debt, gross	1,964
Debt issuance costs
Term Loan Agreement	$ 1,964